Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Foreign Currency Exchange Rate Translation	For the periods presented, the Company used the following exchange rates:

	Period ended		Average for the three months ended		Average for the six months ended
	June 30, 2026	December 31, 2025	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Canadian Dollar	1.42	1.37	1.38	1.38	1.38	1.41
Euro	0.88	0.85	0.86	0.88	0.86	0.91
RMB	6.79	6.99	6.80	7.23	6.86	7.25